3. MATERIAL ACCOUNTING POLICIES: Share Capital (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Share Capital

Share Capital

The Company records the proceeds from share issuances net of issue costs and any tax effects. Common shares issued for consideration other than cash are valued based on their market value at the date the common shares are issued.